Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com
April 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)

CIK 0000880859

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class R6 shares of Invesco Asia Pacific Growth Fund, Invesco European Growth Fund and Invesco Global Small & Mid Cap Growth Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 72 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 72 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on March 31, 2017.

Please contact the undersigned at (713) 214-7888 if you have any questions regarding this filing.

Very truly yours,

/s/ Peter A. Davidson

Peter A. Davidson

Assistant General Counsel